Investments in Affiliates (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Nov. 07, 2018	Dec. 31, 2022	Dec. 31, 2021	Jun. 28, 2022	May 27, 2022
Investments in Affiliates (Details) [Line Items]
Ordinary shares (in Shares)					252,995,600
Maximum [Member] | CN Finance [Member]
Investments in Affiliates (Details) [Line Items]
Equity interest, percentage				18.50%
Minimum [Member] | CN Finance [Member]
Investments in Affiliates (Details) [Line Items]
Equity interest, percentage				0.01%
CN Finance [Member]
Investments in Affiliates (Details) [Line Items]
Equity interest, percentage	18.50%
Other-than temporarily impairment amount (in Yuan Renminbi)		¥ 78,277	¥ 29,316